Credit Facilities	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Credit Facilities
18.	Credit Facilities

18.1.	Sustainability-Linked Revolving Credit Facility

	June 30	December 31
(in thousands)	2022	2021
Current portion	$-	$-
Long-term portion	-	-

Gross bank debt outstanding 1	$-	$-

1)	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26).
On July 18, 2022, the term of the Company’s $2 billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on July 18, 2027.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2022.
At the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i)
the Secured Overnight Financing Rate (“SOFR”)
plus 1.10% to 2.30%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Under both options, the interest rate shall not be less than 0%.
 In connection with the extension, the interest rate paid on drawn amounts and standby fees will be adjusted by up to +/- 0.05% and +/- 0.01%, respectively, based upon the Company’s performance in three sustainability-related areas including climate change, diversity
and overall performance in sustainability.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

18.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	June 30	December 31
(in thousands)	2022	2021
Current portion	$824	$813
Long-term portion	1,619	2,060

Total lease liabilities	$2,443	$2,873
The maturity analysis, on an undiscounted basis, of these leases is as follows:

June 30
(in thousands)	2022
Not later than 1 year	$895
Later than 1 year and not later than 5 years	1,677
Later than 5 years	-

Total lease liabilities	$2,572

18.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2022	2021	2022	2021

Interest Expense During Period
Average principal outstanding during period		$-	$-	$-	$39,011
Average effective interest rate during period	18.1	n.a.	n.a.	n.a.	1.17%
Total interest expense incurred during period		$-	$-	$-	$229
Costs related to undrawn credit facilities	18.1	1,297	1,325	2,639	2,636
Interest expense - lease liabilities	18.2	24	32	50	65
Letters of guarantee	5.3	68	-	122	-
Total finance costs		$1,389	$1,357	$2,811	$2,930